Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Retirement Plans [Line Items]
Contributions to defined contribution plans	$ 16.4		$ 13.2		$ 13.2
Minimum percentage for which multiemployer plans is funded	100.00%
Contributions to multi-employer plans	2.3		1.8		2.1
Expected amortization of net losses in next fiscal year	9.7
Targeted level of equity exposure	50.00%
Post retirement plan description	U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage.
Years of service to qualify for a benefit from the plan in the future.	15 years
Weighted average discount rate used to determine U.S. postretirement benefit obligation	4.25%		4.60%
Average discount rate used to determine U.S. postretirement benefit cost	4.60%		5.40%		5.80%
Increase or decrease in the annual health care cost trend rates	1.00%
Defined benefit plans that will be amortized from other comprehensive income	0.1
U.S.
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	1.0		1.0
Net periodic benefit cost	17.9
Net periodic benefit cost expected for next fiscal year	18.9
Estimated remaining service lives of the plan participants, years	11
Accumulated benefit obligation	262.1		198.5
Targeted level of equity exposure	65.00%
Long-term rate of return plan assets assumed for calculating expense	7.50%		7.50%		7.50%
Target allocation	100.00%
Defined Benefit Plan, Contributions by Employer	6.7		7.3
Expected contribution by the company over the next fiscal year	7.0
U.S. | Debt Instruments
Retirement Plans [Line Items]
Target allocation	35.00%
Non-U.S.
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	(0.1)		(0.1)
Net periodic benefit cost	17.8
Net periodic benefit cost expected for next fiscal year	19.6
Accumulated benefit obligation	164.4		140.3
Non-U.S. | Two Thousand Thirteen
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	0.2
Estimated net actuarial loss that will be amortized from other Comprehensive income into net benefit cost	2.5
Non-U.S. | Minimum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	3
Long-term rate of return plan assets assumed for calculating expense	3.75%	[1]	1.50%	[1]	2.00%	[1]
Non-U.S. | Maximum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	22
Long-term rate of return plan assets assumed for calculating expense	5.75%	[1]	6.25%	[1]	6.25%	[1]
U K
Retirement Plans [Line Items]
Target allocation	100.00%
Defined Benefit Plan, Contributions by Employer	0.3		0.3
Expected contribution by the company over the next fiscal year	$ 0.3
U K | Debt Instruments
Retirement Plans [Line Items]
Percentage of total plan assets	53.00%

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.